Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	11 Months Ended	13 Months Ended	14 Months Ended	16 Months Ended	17 Months Ended	19 Months Ended	20 Months Ended	22 Months Ended	23 Months Ended	25 Months Ended	26 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	32 Months Ended	35 Months Ended	38 Months Ended	41 Months Ended	44 Months Ended	47 Months Ended	50 Months Ended	53 Months Ended	56 Months Ended	59 Months Ended	62 Months Ended	65 Months Ended	68 Months Ended
	Nov. 13, 2023	Oct. 13, 2020	Nov. 30, 2023	Nov. 30, 2020	Feb. 29, 2024	Feb. 28, 2021	May 31, 2024	May 31, 2021	Aug. 31, 2024	Aug. 31, 2021	Nov. 30, 2024	Nov. 30, 2021	Feb. 28, 2025	Feb. 28, 2022	May 31, 2025	May 31, 2022	Aug. 31, 2025	Aug. 31, 2022	Nov. 30, 2025	Nov. 30, 2022	Feb. 28, 2026	Feb. 28, 2023	May 31, 2026	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000220706
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,590		$ 11,507		$ 12,479		$ 13,015		$ 12,722		$ 12,106		$ 11,269		$ 10,662		$ 11,081		$ 11,027		$ 11,299	$ 12,058	$ 12,167	$ 13,389	$ 13,936	$ 14,706	$ 15,219	$ 15,085	$ 15,278	$ 16,415	$ 17,267	$ 18,489	$ 19,335
C000220704
Account Value [Line Items]
Accumulated Value		10,000		10,590		11,486		12,457		12,973		12,680		12,061		11,215		10,609		11,027		10,955		11,226	11,973	12,070	13,265	13,798	14,554	15,055	14,918	15,099	16,219	17,033	18,232	19,050
C000220705
Account Value [Line Items]
Accumulated Value		10,000		10,580		11,476		12,437		12,942		12,639		12,017		11,173		10,558		10,964		10,891		11,149	11,882	11,979	13,157	13,677	14,417	14,903	14,755	14,924	16,012	16,820	17,984	18,784
C000244832
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 519,944		$ 572,295		$ 596,141		$ 629,048		$ 651,463		$ 646,084		$ 654,848		$ 704,022		$ 740,538		$ 793,238		$ 830,074
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,446		11,207		12,263		13,142		13,198		12,585		11,811		11,397		11,772		11,569		12,052	13,079	13,256	14,878	15,376	16,498	17,828	17,487	17,393	19,111	20,250	20,462	22,514
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,446		11,207		12,263		13,142		13,198		12,585		11,811		11,397		11,772		11,569		12,052	13,079	13,256	14,878	15,376	16,498	17,828	17,487	17,393	19,111	20,250	20,462	22,514
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,446		11,207		12,263		13,142		13,198		12,585		11,811		11,397		11,772		11,569		12,052	13,079	13,256	14,878	15,376	16,498	17,828	17,487	17,393	19,111	20,250	20,462	22,514
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value		10,000		10,536		11,301		12,252		12,700		12,495		12,149		11,516		10,936		11,323		11,401		11,602	12,331	12,449	13,614	14,095	14,972	15,462	15,406	15,755	17,041	17,920	18,962	20,185
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value		10,000		10,536		11,301		12,252		12,700		12,495		12,149		11,516		10,936		11,323		11,401		11,602	12,331	12,449	13,614	14,095	14,972	15,462	15,406	15,755	17,041	17,920	18,962	20,185
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,536		$ 11,301		$ 12,252		$ 12,700		$ 12,495		$ 12,149		$ 11,516		$ 10,936		$ 11,323		$ 11,401		$ 11,602	$ 12,331	$ 12,449	$ 13,614	$ 14,095	$ 14,972	$ 15,462	$ 15,406	$ 15,755	$ 17,041	$ 17,920	$ 18,962	$ 20,185
S&P Target Date 2065+ Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 520,691		$ 569,420		$ 589,503		$ 626,183		$ 646,715		$ 644,365		$ 658,967		$ 712,749		$ 749,491		$ 793,066		$ 844,213